Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

7	Cash and cash equivalents

	December 31, 2025	December 31, 2024
Cash and banks	95,411	31,784
Cash equivalents	4,567,815	1,650,822
Total	4,663,226	1,682,606

Cash and cash equivalents include cash, bank deposits, and high-liquidity short-term financial investments, mainly represented by daily liquidity CDBs, whose original maturities or intention of realization are of less than three months, which are convertible into a cash amount and subject to an insignificant risk of change in value. Of the total balance presented in this item as of December 31, 2025, approximately 99.9% refers to the amounts recorded in Banco Itaú and Banco Bradesco.

As of December 31, 2025, approximately R$ 1,361,348 of the total Cash and cash equivalents will be allocated to the payment of FAUSP, once all conditions are met. See Note 26 for further details.

As of December 31, 2025, the average yield of cash equivalents corresponded to 99.6% of the CDI (96.83% as of December 31, 2024)

Accounting practice

Cash and cash equivalents include cash on hand, bank deposits, bank overdrafts, and other highly liquid short-term investments, with maturities and Management's intent for use within three months or less.